Stockholders' Deficit (Details Textual)					1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2017 USD ($) shares	Feb. 06, 2016 USD ($) $ / shares shares	Dec. 09, 2015 shares	Feb. 13, 2015 shares	Aug. 31, 2018 USD ($) AccreditedInvestors $ / shares shares	Jan. 31, 2018 USD ($) shares	Feb. 01, 2017 shares	Jan. 30, 2017 USD ($) shares	Aug. 31, 2016 shares	Aug. 17, 2016 USD ($) $ / shares shares	Feb. 01, 2016 shares	Jan. 29, 2016 $ / shares shares	Dec. 21, 2015 USD ($) shares	Feb. 13, 2015 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Stockholders' Deficit (Textual)
Capital stock authorized															320,000,000		320,000,000
Common stock, shares authorized															300,000,000		300,000,000		300,000,000	300,000,000
Common stock, par value | $ / shares															$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued															40,524,432		40,524,432		33,894,582	33,894,592
Common stock, shares outstanding															40,524,432		40,524,432		33,894,582	33,894,592
Issuance of common stock value | $																				$ 322
Gain on settlement of vendor liabilities | $																	$ (2,886)	$ 110,674	$ (167,905)
Accrued interest | $																			$ 206,026
Aggregate repurchased shares																			220,000
Aggregate repurchased shares amount | $																			$ 19,007
Preferred stock, description																			Upon incorporation, the total number of shares of all classes of stock which the Company is authorized to issue is Three Hundred Twenty Million (320,000,000) shares of which Three Hundred Million (300,000,000) shares shall be Common Stock, par value $0.001 per share and Twenty Million (20,000,000) shall be Preferred Stock, par value $0.001 per share. The designations, rights, and preferences of such preferred stock are to be determined by the Board of Directors.
Stock issued to consultants for services, value | $																			$ 307,427
Conversion of common stock									1,098,933										914
Investor deposit | $																	208,428
Conversion of an aggregate principal | $																			$ 60,000
Loss on extinguishment of debt | $															$ (2,938,719)	$ (923,822)	$ (3,370,505)	(923,822)	$ (906,531)
Placement Agent [Member]
Stockholders' Deficit (Textual)
Restricted stock issued during period							800,000
Preferred Stock Conversion Agreements [Member]
Stockholders' Deficit (Textual)
Convertible preferred stock, Shares																	38,512
Warrants to purchase shares of common stock																	13,433,305
Warrant exercisable price per share | $ / shares															$ 0.30		$ 0.30
Conversion of common stock shares																	26,866,582.00
Debt inducement conversion of preferred stock | $																	$ 2,016,634
August 2018 Equity Raise [Member]
Stockholders' Deficit (Textual)
Number of shares sold					4,623,328
Sale of stock price per share | $ / shares					$ 0.25
Warrants to purchase shares of common stock					4,623,328
Warrant exercisable price per share | $ / shares					$ 0.30
Private placement offering Securities | $					$ 5,000,000
Number of accredited investors | AccreditedInvestors					37
Aggregate gross proceeds | $					$ 1,155,832
Commitments for additional capital | $					2,022,996
Committed to additional offering | $					3,000,000
Investor deposit | $					$ 208,428
August 2018 Equity Raise [Member] | Debt Conversion Agreements [Member]
Stockholders' Deficit (Textual)
Conversion price | $ / shares																	$ 0.20
Warrants to purchase shares of common stock																	22,553,390
Warrant exercisable price per share | $ / shares															$ 0.30		$ 0.30
Accrued interest | $																	$ 1,028,772
Conversion of common stock																	45,106,731
Conversion of an aggregate principal | $															$ 7,992,570		$ 7,992,570
Loss on extinguishment of debt | $																	2,914,917
Promissory Notes [Member]
Stockholders' Deficit (Textual)
Warrants issued																			5,811,360
Warrants grant date fair value | $																			$ 1,189,235
Promissory Notes [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock																			487,755
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Warrants issued																			16,597,719
Warrants grant date fair value | $																			$ 1,472,161
Conversion of an aggregate principal | $															25,000		$ 25,000
Convertible Notes Payable [Member] | Placement Agent [Member]
Stockholders' Deficit (Textual)
Warrants to purchase shares of common stock																			12,150
Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																			345,500
Warrants grant date fair value | $																			$ 38,109
Convertible Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																			7,115,129
Warrants grant date fair value | $																			$ 680,037
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock, par value | $ / shares		$ 0.001
Number of shares sold																				666,666
Shares awarded to employees																			788,395
Restricted stock issued during period	1,767,633			133,333				947,440			268,333
Restricted stock issued fair value | $	$ 293,427
Sale of shares of common stock		2,626,308
Sale of stock value | $		$ 2,626
Conversion of interest to series B preferred stock, shares
Issuance of common stock for cashless exercise of warrants, shares																				392,764
Issuance of common stock																				322,015
Issuance of common stock value | $																				$ 322
Common stock service rendered																			1,867,633
Settlement of vendor liabilities | $								$ 353,732
Gain on settlement of vendor liabilities | $								$ 167,905
Stock issued to consultants for services, value | $																			$ 1,868
Common Stock [Member] | Consultants [Member]
Stockholders' Deficit (Textual)
Common stock service rendered																	610,000
Share based payments | $																	$ 72,835
Stock issued to consultants for services, value | $																	$ 116,300
Common Stock [Member] | Vendor [Member]
Stockholders' Deficit (Textual)
Restricted stock issued during period						18,750
Restricted stock issued fair value | $						$ 3,750
Gain on settlement of vendor liabilities | $						$ 375
Common Stock [Member] | Promissory Notes [Member]
Stockholders' Deficit (Textual)
Warrants issued																	2,758,833
Warrants associated value | $																	$ 478,064
Warrants [Member] | August 2018 Equity Raise [Member]
Stockholders' Deficit (Textual)
Warrants issued																	40,691,607
Warrants associated value | $																	$ 5,741,297
Warrants [Member] | Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Warrants issued																	10,481,016
Warrants associated value | $																	$ 1,284,683
Warrants [Member] | Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																	1,863,000
Warrants associated value | $																	$ 358,030
Warrants [Member] | Convertible Notes Payable Related Party [Member]
Stockholders' Deficit (Textual)
Warrants issued																	1,403,500
Warrants associated value | $																	$ 162,834
Stock Options [Member]
Stockholders' Deficit (Textual)
Aggregate intrinsic value of options outstanding | $															$ 1,000	$ 1,000	1,000	1,000	3,500
Aggregate intrinsic value of options exercisable | $																			3,500
Stock-based compensation for stock options | $																			$ 1,092,970	$ 231,035
Share based payments | $																	$ 261,837.99	$ 560,794
Stock Incentive Award Plan [Member]
Stockholders' Deficit (Textual)
Issuance of common stock			18,000,000
Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																			320,000,000	320,000,000
Preferred stock, par value | $ / shares															$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued															20,000,000		20,000,000
Purchaser Warrants [Member] | August 2018 Equity Raise [Member]
Stockholders' Deficit (Textual)
Sale of shares of common stock					2,200,000
Sale of stock value | $					$ 135,825
Warrants to purchase shares of common stock					81,584
Warrant exercisable price per share | $ / shares					$ 0.30
Issuance of common stock value | $					$ 375,082
Subscription Agreement [Member]
Stockholders' Deficit (Textual)
Sale of shares of common stock										666,666
Warrants to purchase shares of common stock										333,333
Warrant exercisable term										5 years
Warrant exercisable price per share | $ / shares										$ 0.40
Warrants grant date fair value | $										$ 250,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																			100,000	100,000
Preferred stock, par value | $ / shares															$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued															31,581		31,581		33,314	33,314
Preferred stock, shares outstanding															31,581		31,581		33,314	33,314
Number of shares sold
Convertible notes | $																					$ 800,000
Convertible preferred stock, Shares				100,000															1,733		8,914
Accrued for liquidating damages | $																			$ 0	$ 3,318,353
Warrants associated value | $																			$ 0	$ 309,665
Conversion price | $ / shares																	$ 0.19683		$ 0.25	$ 0.164
Dividend rate																			6.00%
Dividend, description																			Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Beneficial ownership by holder and affiliates																			4.99%
Conversion of interest to series B preferred stock, shares
Issuance of common stock for cashless exercise of warrants, shares
Issuance of common stock
Issuance of common stock value | $
Common stock service rendered
Sale of preferred stock shares																					24,400
Proceeds of preferred stock | $																					$ 2,450,000
Accrued interest | $																					$ 91,400
Stock issued to consultants for services, value | $
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Convertible preferred stock, Shares																			1,146,307
Series B Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																			20,000	20,000
Series B Preferred stock issued with warrants, shares																					7,000
Preferred stock, par value | $ / shares															$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued															8,063		8,063		8,063	8,063
Preferred stock, shares outstanding															8,063		8,063		8,063	8,063
Number of shares sold
Convertible preferred stock, Shares													20,000
Proceeds from the issuance of stock | $																					$ 700,000
Accrued for liquidating damages | $																			$ 0	$ 667,313
Warrants associated value | $																			$ 0	$ 51,159
Conversion price | $ / shares																	$ 0.164		$ 0.30	$ 0.197
Dividend rate																			6.00%
Dividend, description																			Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Beneficial ownership by holder and affiliates																			4.99%
Conversion of interest to series B preferred stock, shares																				1,063
Conversion of interest to series B preferred stock | $																			$ 0	$ 1,063
Issuance of common stock for cashless exercise of warrants, shares
Issuance of common stock
Issuance of common stock value | $
Common stock service rendered
Stock issued to consultants for services, value | $
Series D Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, par value | $ / shares												$ 100
Convertible preferred stock, Shares									1,099			2,100,000
Conversion price | $ / shares																			$ 0.25
Dividend, description												(i) the sum of (A) the Series D Stated Value being converted and/or (B) at the Holder's election, accrued and unpaid dividends or any other component of the Conversion Amount, divided by (ii) the Conversion Price. The Conversion Price of the Series D is $0.25.
Beneficial ownership by holder and affiliates																	4.99%		4.99%
Conversion of common stock to Series D preferred stock, shares																			266,325
Series A Cumulative Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Conversion of common stock, description																	(i) the number of shares of Common Stock beneficially owned by the Holder and its Affiliates on such Conversion Date, and (ii) the number of Conversion Shares issuable upon the conversion of the Conversion Amount with respect to which the determination of this provision is being made on such Conversion Date, which would result in the aggregate beneficial ownership by the Holder and its Affiliates of more than 4.99% of the outstanding shares of Common Stock of the Corporation. For the purposes of the proviso to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the 1934 Act and Regulation 13d-3 thereunder. Subject to the foregoing, the Holder shall not be limited to successive exercises which would result in the aggregate issuance of more than 4.99%. The Holder may allocate which of the equity of the Corporation deemed beneficially owned by the Holder shall be included in the 4.99% amount described above and which shall be allocated to the excess above 4.99%. The Holder may waive the conversion limitation described in this Section in whole or in part, upon and effective after sixty-one (61) days' prior written notice to the Corporation.
Convertible preferred stock, Shares														100,000
Conversion price | $ / shares																	$ 0.25			$ 0.164
Dividend rate																	6.00%
Dividend, description																	Upon the occurrence of an Event of Default (as defined below) and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series A Stated Value. At the Company's option, such dividend payments may be made in (i) cash (ii) additional shares of Series A valued at the Series A Stated Value thereof, in an amount equal to 150% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series A, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series A Preferred.
Shares of Series A stated value | $														$ 100
Accrued dividends | $															$ 0		$ 0
Series B Cumulative Convertible Preferred Stock [Member]
Stockholders' Deficit (Textual)
Conversion of common stock, description																	(i) the number of shares of Common Stock beneficially owned by the Holder and its Affiliates on such Conversion Date, and (ii) the number of Conversion Shares issuable upon the conversion of the Conversion Amount with respect to which the determination of this proviso is being made on such Conversion Date, which would result in the aggregate beneficial ownership by the Holder and its Affiliates of more than 4.99% of the outstanding shares of Common Stock of the Corporation. For the purposes of the proviso to the immediately preceding sentence, beneficial ownership shall be determined in accordance with Section 13(d) of the 1934 Act and Regulation 13d-3 thereunder. Subject to the foregoing, the Holder shall not be limited to successive exercises which would result in the aggregate issuance of more than 4.99%. The Holder may allocate which of the equity of the Corporation deemed beneficially owned by the Holder shall be included in the 4.99% amount described above and which shall be allocated to the excess above 4.99%. The Holder may waive the conversion limitation described in this Section in whole or in part, upon and effective after sixty one (61) days' prior written notice to the Corporation.
Convertible preferred stock, Shares													20,000
Conversion price | $ / shares																	$ 0.30			$ 0.197
Dividend rate																	6.00%
Dividend, description																	Upon the occurrence of an Event of Default as defined below and while such Event of Default is outstanding, such dividend rate shall be increased to 15% per annum on the Series B Stated Value. At the Corporation's option, such dividend payments may be made in (i) cash (ii) additional shares of Series B valued at the Series B Stated Value thereof, in an amount equal to 100% of the cash dividend otherwise payable or (iii) a combination of cash and additional shares of Series B, provided there is not an existing current Event of Default on the date on which a dividend payment is payable, in which event the Holder entitled to receive such dividend may elect to receive such dividends in cash or additional shares of Series B Preferred.
Shares of Series A stated value | $													$ 100
Accrued dividends | $															$ 0		$ 0